Long-Term Debt - Summary of current and non-current portions of debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt Financing Costs, Current	$ (556)	$ (457)
Debt Financing Costs, Non Current	(1,250)	(1,257)
Long-term Debt, Gross		246,466
Debt Financing Costs, net	(1,806)	(1,714)
Long-term Debt - Current Maturities	48,510	45,984
Long-term Debt - Non Current Maturities	193,525	198,768	$ 204,874
Long-term Debt	242,035	244,752
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Currrent	9,188	6,563
Debt Instrument Carrying Amount Non currrent	194,775	200,025
Long-term Debt, Gross	203,963	206,588
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Currrent	39,878	39,878
Long-term Debt, Gross	$ 39,878	$ 39,878